SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)   Principles of consolidation

The consolidated financial statements include the financial statements of Tarena International, its wholly-owned subsidiaries, and VIEs which Tarena International is the primary beneficiary. All significant intercompany balances and transactions have been eliminated upon consolidation.

(b)   Liquidity condition and going concern

The Company incurred net losses from operations of RMB1,039 million, RMB771 million and RMB476 million for the years ended December 31, 2019, 2020 and 2021, respectively. For the years ended December 31, 2019 and 2020, the Company generated net cash outflows from operating activities amounting to RMB32 million and RMB109 million, respectively. For the year ended December 31, 2021, the Company generated net cash inflow from operating activities amounting to RMB9 million. As of December 31, 2021, the Company’s net current liability was RMB2,321 million. The Company’s cash balance as of December 31, 2021 is not sufficient to meet its cash obligations or liabilities when they become due over the next twelve months from the date of issuance of the consolidated financial statements. The Company’s operating results for future periods are subject to numerous uncertainties and it is uncertain if the Company will be able to reduce or eliminate its net losses in the foreseeable future. If management is not able to increase revenue and/or manage operating expenses in line with revenue forecasts, the Company may not be able to achieve profitability.

The Company’s deferred revenue, which amounted to RMB2,025 million as of December 31, 2021, does not represent potential cash outflows in the future but is expected to be recognized in revenues in the end.

These adverse conditions and events indicate there could be substantial doubt about the Company’s ability to continue as a going concern. For the next 12 months from the issuance date of this report, the Company plans to continue implementing various measures to boost revenue and controlling the cost and expenses within an acceptable level by offering online courses to all students, implementing comprehensive budget control and operation assessment, implementing enhanced vendor review and selection processes as well as enhancing internal controls on payable management, creating synergy of the Company’s resources and improving cash inflow by debt financing and the sale of properties. As of the date of issuance of the consolidated financial statements, the Company has two unused lines of credit of RMB200 million and RMB3 million with expiration dates June 2022 and February 2023, respectively. The Company could enter into loan contracts under the lines of credit up to their expiration dates and agree to a loan term of up to twelve months. Besides, the Company’s office building, which locates in Beijing, with a carrying value of approximately RMB95 million as of December 31, 2021, has been pledged for the Company’s short-term bank loans amounting to RMB30 million (see note 8). The office building is available for sale for future operating fund shortage after repayment of borrowing and release mortgage. Given the considerable gross margin ratio of its operations, the balance of deferred revenue mentioned above and the two available funding sources mentioned above, the Company assesses current working capital is sufficient to meet its obligations for the next 12 months from the issuance date of this report. Accordingly, management continues to prepare the Company’s consolidated financial statements on going concern basis.

2     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(c)   Use of estimates

The preparation of consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions include goodwill impairment and long term investments, the allowance for credit losses of accounts receivable, amounts due from related parties, prepaid expenses and other current assets and other non-current assets, the realizability of deferred income tax assets, the accruals for other contingencies, the useful lives and the recoverability of the carrying amounts of property and equipment. The current economic environment has increased the degree of uncertainty inherent in those estimates and assumptions.

The preparation of these financial statements requires the Company to make estimates and judgments that affect the reported amounts of assets, liabilities, revenues, expenses, and related disclosure of contingent assets and liabilities. On an on-going basis, the Company evaluates its estimates based on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates.

To allocate the transaction price for contracts with multiple deliverables and estimate the standalone selling price, the Company considers market data, including its pricing strategies for the products being evaluated and other similar products it offers, competitor pricing to the extent data is available, and costs to determine whether the estimated selling price yields an appropriate profit margin.

(d)   Foreign currency

The functional currency of Tarena International and Tarena Hong Kong Limited (“Tarena HK”) is the USD. The functional currency of Techarena Canada Inc. is the CAD. The functional currency of Taiwan Tarena Counseling Software Co., Ltd. is the TWD. The functional currency of Tarena International’s PRC subsidiaries, consolidated VIE, and the subsidiaries of the VIE is the RMB. Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency using the applicable exchange rate at the balance sheet date. The resulting exchange differences are recorded in foreign currency exchange gains (losses) in the consolidated statements of comprehensive loss.

Assets and liabilities of entities with functional currencies other than RMB are translated into RMB using the exchange rate on the balance sheet date. Revenues and expenses are translated into RMB at average rates prevailing during the reporting period. The resulting foreign currency translation adjustment are recorded in accumulated other comprehensive loss within shareholders’ equity.

Since the RMB is not a fully convertible currency, all foreign exchange transactions involving RMB must take place either through the People’s Bank of China (the “PBOC”) or other institutions authorized to buy and sell foreign exchange. The exchange rates adopted for the foreign exchange transactions are the rates of exchange quoted by the PBOC.

2     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(e)   Cash, cash equivalents, restricted cash and time deposits

Cash consists of cash in bank and deposits placed in third party payment processors of Alipay, Wechat wallet and Baidu wallet, which are unrestricted as to withdrawal. Cash equivalents consist of interest-bearing certificates of deposit with initial term of no more than three months when purchased.

Time deposits, which mature within one year as of the balance sheet date, represent interest-bearing certificates of deposit with an initial term of greater than three months when purchased. Time deposits which mature over one year as of the balance sheet date are included in non-current assets.

As of December 31, 2020, restricted cash was the cash received from one financial service provider in relation to a tuition fee loan arrangement offered to younger aged students. The restricted cash would be released to cash along with the service provided to the students. The Company has terminated this loan arrangement with the financial service provider in 2021.

Cash, cash equivalents, time deposits and restricted cash maintained at financial institutions consist of the following:

	December 31,
	2020	2021
	RMB	RMB
RMB denominated bank deposits with financial institutions in the PRC	278,789	405,296
US dollar denominated bank deposits with financial institutions in the PRC	81,283	1,234
US dollar denominated bank deposits with financial institutions in Hong Kong Special Administrative Region (“HK SAR”)	793	22,001
HK dollar denominated bank deposits with financial institutions in HK SAR	50	64
RMB denominated bank deposits with a financial institution in HK SAR	2,022	409
US dollar denominated bank deposits with a financial institution in the U.S.	117	229
TWD denominated bank deposits with a financial institution in Taiwan	579	1,035
CAD denominated bank deposits with a financial institution in Canada	1,172	133
Total	364,805	430,401

To limit exposure to credit risk relating to bank deposits, the Company primarily places bank deposits only with large financial institutions in the PRC, HK SAR, Taiwan, Canada and the U.S.

2     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(f)   Accounts receivable

In June 2016, the FASB issued ASU 2016-13, Financial Instruments - Credit Losses (Topic 326), Measurement of Credit Losses on Financial Statements. This ASU requires a financial asset (or group of financial assets) measured at amortized cost basis to be presented at the net amount expected to be collected. The allowance for credit losses is a valuation account that is deducted from the amortized cost basis of the financial asset(s) to present the net carrying value at the amount expected to be collected on the financial asset. The amendments affect loans, debt securities, trade receivables, net investments in leases, exposures on guarantee liabilities, reinsurance receivables, and any other financial assets not excluded from the scope that have the contractual rights to receive cash. We adopted this guidance on January 1, 2020 with no material impact on our consolidated financial statements and related disclosures as a result of adopting the new standard.

Accounts receivable primarily represent tuition fees due from students, universities and colleges and financial service providers. Accounts receivable which are due over one year as of the balance sheet date are presented as non-current assets. The unearned interest on accounts receivable which are due over one year is reported in the consolidated balance sheets as a direct deduction from the principal amount of accounts receivable. The Company maintains an allowance for credit losses for estimated losses resulting from the inability of its students, universities and colleges or financial service providers to make required payments. Accounts receivable is considered past due based on its contractual terms. In establishing the allowance, management considers historical losses, the financial condition, the accounts receivable aging, the payment patterns and the forecasted information in pooling basis upon the use of the Current Expected Credit Loss Model (“CECL Model”) in accordance with ASC topic 326. Accounts receivable that are deemed to be uncollectible are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. There is a time lag between when the Company estimates a portion of or the entire account balances to be uncollectible and when a write off of the account balances is taken. The Company takes a write off of the account balances when the Company can demonstrate all means of collection on the outstanding balances have been exhausted.

(g)   Property and equipment

Property and equipment are recorded at cost. Depreciation is calculated on the straight-line method over the estimated useful lives of the assets. The estimated useful life of property and equipment is as follows:

Office buildings	45 years
Furniture	5 years
Office equipment	3 to 5 years
Leasehold improvements	Shorter of the lease term or the estimated useful life of the assets

Ordinary maintenance and repairs are charged to expenses as incurred, while replacements and betterments are capitalized. When items are retired or otherwise disposed of, income is charged or credited for the difference between net book value of the item disposed of and proceeds realized thereon. Property and equipment are reviewed for impairment when events or changes in circumstances indicate that the carrying value of such assets may not be recoverable. Recoverability of a long-lived asset or asset group to be held and used is measured by a comparison of the carrying amount of an asset or asset group to the estimated undiscounted future cash flows expected to be generated by the asset or asset group. If the carrying value of an asset or asset group exceeds its estimated undiscounted future cash flows, an impairment loss is recognized by the amount that the carrying value exceeds the estimated fair value of the asset or asset group. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary. Assets to be disposed of are reported at the lower of carrying amount or fair value less costs to sell, and are no longer depreciated. No impairment of long-lived assets was recognized for any of the years presented.

2     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(h)   Goodwill

In January 2017, the FASB issued ASU 2017-04, simplifying the Test for Goodwill Impairment, which simplifies the accounting for goodwill impairment by eliminating Step two from the goodwill impairment test. If the carrying amount of a reporting unit exceeds its fair value, an impairment loss shall be recognized in an amount equal to that excess, versus determining an implied fair value in Step two to measure the impairment loss. We adopted this guidance on a prospective basis on January 1, 2020 with no material impact on its consolidated financial statements and related disclosures as a result of adopting the new standard.

We assess goodwill for impairment on annual basis in accordance with ASC 350-20, Intangibles – Goodwill and Other: Goodwill, which permits the Company to first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the quantitative impairment test. If this is the case, the quantitative goodwill impairment test is required. If it is more likely-than-not that the fair value of a reporting unit is greater than its carrying amount, the quantitative goodwill impairment test is not required.

Quantitative goodwill impairment test is used to identify both the existence of impairment and the amount of impairment loss, compares the fair value of a reporting unit with its carrying amount, including goodwill. If the fair value of the reporting unit is greater than its carrying amount, goodwill is not considered impaired. If the fair value of the reporting unit is less than its carrying amount, an impairment loss shall be recognized in an amount equal to that excess, limited to the total amount of goodwill allocated to that reporting unit.

The Company performs the annual goodwill impairment assessment using qualitative and quantitative impairment test on September 30 and no goodwill impairment has been identified.

(i)   Long-term investments

●	Equity investments without readily determinable fair values

Equity investments without readily determinable fair values are measured and recorded using a measurement alternative that measures the securities at cost minus impairment, if any, plus or minus changes resulting from qualifying observable price changes in accordance with ASC topic 321, Investments – Equity Securities.

2     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(i)   Long-term investments (Continued)

●	Equity method investments

For an investee company over which the Company has the ability to exercise significant influence, but does not have a controlling interest, the Company accounted for those using the equity method. Significant influence is generally considered to exist when the Company has an ownership interest in the voting stock of the investee between 20% and 50%.

Under the equity method, the Company’s share of the post-acquisition profits or losses of the equity investment is recognized in the consolidated statements of comprehensive loss; and the Company’s share of post-acquisition movements in equity is recognized in equity in the consolidated balance sheets. Unrealized gains on transactions between the Company and an entity in which it has recorded an equity investment are eliminated to the extent of the Company’s interest in the entity. To the extent of the Company’s interest in the investment, unrealized losses are eliminated unless the transaction provides evidence of an impairment of the asset transferred. When the Company’s share of losses in an entity in which it has recorded an equity investment equals or exceeds the Company’s interest in the entity, it does not recognize further losses, unless it has incurred obligations or made payments on behalf of the equity investee.

The Company evaluates the equity method investments for impairment. An impairment loss on the equity method investments is recognized in earnings when the decline in value is determined to be other-than-temporary.

●	Available-for-sale debt securities

Debt securities that the Company has positive intent and ability to hold to maturity are classified as held-to-maturity debt securities and are stated at amortized cost. Debt securities that the Company has the intent to hold the security for an indefinite period or may sell the security in response to the changes in economic conditions are classified as available for sale and reported at fair value. Unrealized gains and losses (other than impairment losses) are reported, net of the related tax effect, in other comprehensive income (OCI). Upon sale, realized gains and losses are reported in net income. The Company monitors the investments for other-than-temporary impairment by considering factors including, but not limited to, current economic and market conditions, the operating performance of the companies including current earnings trends and other company-specific information.

2     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(j)   Revenue recognition

The Company evaluated and recognized revenue based on the five steps set forth in ASC 606 by:

●	identifying the contract(s) with the customer;
●	identifying the performance obligations in the contract;
●	determining the transaction price;
●	allocating the transaction price to performance obligations in the contract; and
●	recognizing revenue as each performance obligation is satisfied through the transfer of a promised good or service to a customer (i.e., “transfer of control”).

These criteria as they relate to each of the following major revenue generating activities are described below. Revenue is presented net of value added taxes (“VAT”) at rates ranging between 3% and 13%, and surcharges. VAT to be collected from customers, net of VAT paid for purchases, is recorded as a liability in the consolidated balance sheets until it is paid to the tax authorities.

Tuition revenue

The Company provides IT and non-IT related training courses to both adult professional education and childhood & adolescent quality education services. The Company also cooperate with universities and colleges in China to offer joint-major degree programs in accordance with the higher education reform policies of each province. The Company integrates its selected courses into universities and colleges’ standard undergraduate curriculum for students enrolled in such joint-major programs. Students can attend part of the courses in our established on-campus learning sites and part of the courses at the Company’s learning centers.

A majority of contract of tuition service is accounted for as a single performance obligation which is satisfied proportionately over the service period. Tuition fees are recognized as revenue proportionately as the training courses are delivered, with unearned portion of tuition fees being recorded as deferred revenue. For certain students who borrow the tuition fee from financial service providers, the Company also provides a guarantee service to financial service providers whereas in the event of default, the financial service providers are entitled to receive unpaid interest and principal from the Company. Given that the Company effectively takes on all of the credit risk of the borrowers and are compensated by the tuition fees charged, the guarantee is deemed as a service and the guarantee exposure is recognized as a stand-ready obligation in accordance with ASC Topic 460, Guarantees (see accounting policy for Guarantee Liabilities). The Company first allocates the transaction price to the guarantee liabilities, if any, in accordance with ASC Topic 460, Guarantees, which requires the guarantee to be measured initially at fair value based on the stand ready obligation. Then the remaining considerations are allocated to the tuition fees consistent with the guidance in ASC 606.

Certain qualified students are allowed to pay their tuition fees on installment for a period of time exceeding one year. When tuition services are sold on installment terms that exceeds one year beyond the point in time that revenue is recognized, the contract contains a significant financing component, and the consideration promised by the customer is variable. The receivable, and therefore the revenue is recorded at the present value of the payments. The difference between the present value of the receivable and the nominal or principal value of the tuition fees is recognized as interest income over the contractual repayment period using the effective interest rate method. The interest rate used to determine the present value of total amount receivable is the rate subject to management decision on the date of the transaction and it reflects the rate that the students can obtain financing of a similar nature from other sources at the date of the transaction.

2     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(j)   Revenue recognition (Continued)

The Company enters into arrangements with certain students that purchase multiple services. The performance obligations identified include tuition service and practical tutoring service. The Company treats training contracts with multiple performance obligations as separate units of accounting for revenue recognition purposes and recognizes revenue during the contract period when each performance obligation is satisfied. The Company allocates the transaction price to each performance obligations based on stand-alone selling price.

Refunds are provided to students if they withdraw from classes, and usually only those unearned portions of the fee which is available will be refunded. A refund liability represents the amounts of consideration received but are not expected to be entitled to earn, and thus are not included in the transaction price because these amounts are expected to be eventually refunded to students. The Company determines the transaction price to be earned by estimating the refund liability based on historical refund ratio on a portfolio basis using the expected value method. Reclassification was made from deferred revenue to refund liabilities, which was recorded under accrued expenses and other current liabilities.

Certification service revenue

The Company provides certification service to students who complete the training course and enroll for the exams. The Company is responsible for the certification service, including organization, proctoring and grading of exams, and providing the certificates to students. All certificates are issued by third parties to the students who pass the exam.

The Company is the principal to end customers. The Company acts as the principal in providing the certificate service to the students and recognizes revenue on gross basis because the Company is able to determine the price, acts as the main obligor in the arrangement, and, is responsible for fulfilling the services ordered by the students. Cash received before the students taking the exam is recorded as deferred revenue.

Each contract of certification service is accounted for as a single performance obligation which is satisfied at a point in time. The performance obligation is satisfied when the certificates are provided to the students and the consideration are received, then the received consideration is recognized as certification service revenue.

AI and software development revenue

The Company provides AI and software development service to universities and colleges. The Company is responsible for the installation, debugging and development of AI software.

The Company is the principal to end customers. The Company acts as the principal in providing the AI and software development service to universities and colleges and recognizes revenue on gross basis because the Company is able to determine the price, acts as the main obligor in the arrangement, and, is responsible for fulfilling the services ordered by the universities and colleges. Cash received before inspection and acceptance is recorded as deferred revenue.

Each contract of AI and software development service is accounted for as a single performance obligation which is satisfied at a point in time. The performance obligation is satisfied when the AI and software development service are inspected and accepted, then AI and software development service revenue is recognized.

2     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(j)   Revenue recognition (Continued)

Loan referral service revenue

The Company promotes loan products of financial service providers to its adult students, who need financial assistance for the payment of their tuition fees, in exchange for a referral fee generally at a rate of the principal amount of the loans. Each contract of loan referral service is accounted for as a single performance obligation which is satisfied at a point in time.

Generally, the early repayment and default loan are excluded from the effective principal amount of the loans, and thus are not included in the transaction price because these amounts are expected to be eventually refunded to financial service providers. The Company determines the transaction price to be earned by estimating the refund liability based on historical refund ratio on a portfolio basis using the expected value method. Refund liability was recorded under accrued expenses and other current liabilities. Historically, the Company has not had material refunds.

Loan referral service revenue is recognized upon the initiation of the loans as the performance obligation is satisfied and confirmed with the financial service providers on a monthly basis.

Contract acquisition costs

The Company has used practical expedients as allowed under ASC 606 to generally expenses sales commissions when incurred, because the amortization period would be one year or less. These costs are recorded as sales and marketing expenses.

Contract liability

The Company does not have amounts of contract assets since the Company transfers the promised services to customers and have the billing right or after the customers pay consideration.

The contract liabilities consist of deferred revenue, which represent the Company has received consideration but has not satisfied the related performance obligations. The revenue recognized for years ended December 31, 2020 and 2021 that was previously included in the deferred revenue balances as of December 31, 2019 and December 31, 2020 was RMB905,867 and RMB1,221,729, respectively.

The Company’s deferred revenue amounted to RMB1,998,198 and RMB2,024,852 as of December 31, 2020 and 2021, respectively. Starting from the second half of year 2019, the Company has entered into contracts that have an original expected length of more than one year with certain students. The remaining performance obligations of these contracts are as following:

	For the years ending December 31,
	2022	2023	Total
	RMB	RMB	RMB
Revenue expected to be recognized on these contracts	3,133	17,200	20,333

The Company has selected to apply the practical expedient in paragraph ASC 606-10-50-14 and does not disclose information about remaining performance obligations in contracts that have an original expected length of one year or less.

2     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(j)   Revenue recognition (Continued)

Refund liability mainly related to the estimated refunds that are expected to be provided to students if they decide they no longer want to take the course. Refund liability estimates are based on historical refund ratio on a portfolio basis using the expected value method.

(k)   Cost of revenues

Cost of revenues consists of payroll and employee benefits, rent expenses of learning centers, depreciation relating to property and equipment used for operating the learning centers, and other operating costs that are directly attributed to the provision of training services.

(l)  Guarantee liabilities

For certain students who borrow the tuition fee from financial service providers, the Company provides a guarantee service to financial service providers whereas in the event of default, the financial service providers are entitled to receive unpaid interest and principal from the Company. In general, any unpaid interest and principal are paid when the borrower does not repay as scheduled.

For accounting purposes, at the inception of each loan, the Company recognizes the guarantee liability in accrued expenses and other current liabilities at fair value in accordance with ASC 460-10, which incorporates the expectation of potential future payments under the guarantee and takes into both non-contingent and contingent aspects of the guarantee. Subsequent to the loan’s inception, the guarantee liability is composed of two components: (i) ASC Topic 460 component; and (ii) ASC Topic 450 component. The liability recorded based on ASC Topic 460 is determined on a loan by loan basis and it is reduced when the Company is released from the underlying risk, i.e. as the loan is repaid by the borrower or when the investor is compensated in the event of a default. This component is a stand ready obligation which is not subject to the probable threshold used to record a contingent obligation. The guarantee liabilities are generally reduced by recording a credit to guarantee service revenue as the guarantor is released from the underlying guaranteed risk. Subsequent to initial recognition, the guarantee obligation’s release from risk has typically been recognized over the term of the guarantee using a rational amortization method. The other component is a contingent liability determined based on probable loss considering the actual historical performance and current conditions, representing the obligation to make future payouts under the guarantee liability in excess of the stand-ready liability, measured using the guidance in ASC Topic 450, loans with similar risk characteristics are pooled into cohorts. The ASC 450 contingent component is recognized as part of operating expenses. At all times the recognized liability (including the stand ready liability and contingent liability) is at least equal to the probable estimated losses of the guarantee portfolio.

(m)   Advertising costs

Advertising costs are expensed as incurred and included in selling and marketing expenses. Advertising costs were RMB416,814, RMB297,484 and RMB229,571 for the years ended December 31, 2019, 2020 and 2021, respectively.

2     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(n)   Operating leases

The Company adopted Accounting Standards Update (“ASU”) 2016-02 Leases (“ASC 842”) as of January 1, 2019, using the non-comparative transition option pursuant to ASU 2018-11. Therefore, the Company has not restated comparative period financial information for the effects of ASC 842, and will not make the new required lease disclosures for comparative periods beginning before January 1, 2019. The Company elected the package of practical expedients permitted under the transition guidance within the new standard, which among others things (i) allowed the Company to carry forward the historical lease classification; (ii) did not require the Company to reassess whether any expired or existing contracts are or contain leases; (iii) did not require the Company to reassess initial direct costs for any existing leases.

The Company identifies lease as a contract, or part of a contract, that conveys the right to control the use of identified property, plant, or equipment (an identified asset) for a period of time in exchange for consideration. For all operating leases except for short-term leases, the Company recognizes operating right-of-use assets and operating lease liabilities. Leases with an initial term of 12 months or less are short-term lease and not recognized as right-of-use assets and lease liabilities on the consolidated balance sheet. The Company recognizes lease expense for short-term leases on a straight-line basis over the lease term. The operating lease liabilities are recognized based on the present value of the lease payments not yet paid, discounted using the Company’s incremental borrowing rate over a similar term of the lease payments at lease commencement. Some of the Company’s lease agreements contain renewal options; however, the Company do not recognize right-of-use assets or lease liabilities for renewal periods unless it is determined that the Company is reasonably certain of renewing the lease at inception or when a triggering event occurs. The right-of-use assets consist of the amount of the measurement of the lease liabilities and any prepaid lease payments. Lease expense for lease payments is recognized on a straight-line basis over the lease term. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

(o)   Government grant

Government grant is recognized when there is reasonable assurance that the Company will comply with the conditions attached to it and the grant will be received. Government grant for the purpose of giving immediate financial support to the Company with no future related costs or obligation is recognized in the Company’s consolidated statements of comprehensive loss when the grant becomes receivable. Government grants of RMB1,665, RMB4,735 and RMB3,760 were recognized and included in other income for the years ended December 31, 2019, 2020 and 2021, respectively.

(p)   Research and development costs

Research and development costs are expensed as incurred.

(q)   Employee benefits

Pursuant to relevant PRC regulations, the Company is required to make contributions to various defined contribution plans organized by municipal and provincial PRC governments. The contributions are made for each PRC employee at rates ranging from 20.7% to 51.1% on a standard salary base as determined by local social security bureau. Contributions to the defined contribution plans are charged to the consolidated statements of comprehensive loss when the related service is provided. For the years ended December 31, 2019, 2020 and 2021, the costs of the Company’s obligations to the defined contribution plans amounted to RMB143,438, RMB53,750, and RMB133,012, respectively. The Company has no other obligation for the payment of employee benefits associated with these plans beyond the contributions described above.

2     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(r)   Income taxes

The Company follows the asset and liability method in accounting for income taxes in accordance to ASC topic 740 “Taxation” (“ASC 740”), Income Taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company records a valuation allowance against deferred tax assets if, based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized.

The Company adopted ASC 740 to account for uncertainty in income taxes. ASC 740 clarifies the accounting for uncertainty in income taxes by prescribing the recognition threshold a tax position is required to meet before being recognized in the consolidated financial statements. The Company recognizes in the consolidated financial statements the impact of a tax position, if that position is more likely than not of being sustained upon examination, based on the technical merits of the position. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company has elected to classify interest and penalties related to an unrecognized tax benefits, if and when required, as part of income tax expense in the consolidated statements of comprehensive loss. For the year ended December 31, 2021, there were no uncertain tax positions and the Company does not expect that the position of unrecognized tax benefits will materially change within the next twelve months.

In accordance with PRC Tax Administration Law on the Levying and Collection of Taxes, the PRC authorities generally have up to five years to assess underpaid tax plus penalties and interest for PRC entities’ tax filings. In case of tax evasion, which is not clearly defined in the law, there is no limitation on the tax years open for investigation. Accordingly, the PRC entities remain subject to examination by the tax authorities based on above.

(s)   Share based compensation

The Company measures the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award and recognizes the cost over the period the employee is required to provide service in exchange for the award, which generally is the vesting period. The Company recognizes compensation cost for an award with only service conditions that has a graded vesting schedule on a straight-line basis over the requisite service period for the entire award, net of estimated forfeitures, provided that the cumulative amount of compensation cost recognized at any date at least equals the portion of the grant-date value of such award that is vested at that date. Forfeiture rates are estimated based on historical of employee turnover rates.

(t)   Commitments and contingencies

In the normal course of business, the Company is subject to loss contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters, including, among others, government investigations, shareholder lawsuits, and non-income tax matters. An accrual for a loss contingency is recognized when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated. If a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, is disclosed.

2     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(u)   Loss per share

Basic loss per Class A and Class B ordinary share is computed by dividing net loss attributable to Tarena International’s Class A and Class B ordinary shareholders by the weighted average number of Class A and Class B ordinary shares outstanding during the year using the two-class method. Under the two-class method, net loss attributable to Tarena International’s Class A and Class B ordinary shareholders is allocated between Class A and Class B ordinary shares and other participating securities, if any, based on participating rights in undistributed loss.

Diluted loss per share is calculated by dividing net loss attributable to Tarena International’s Class A and Class B ordinary shareholders as adjusted for the effect of dilutive Class A and Class B ordinary share equivalents, if any, by the weighted average number of Class A and Class B ordinary and dilutive Class A and Class B ordinary share equivalents outstanding during the year. Class A and Class B ordinary share equivalents include the Class A and Class B ordinary shares issuable upon the exercise of the outstanding share options (using the treasury stock method). Potential dilutive securities are not included in the calculation of diluted loss per Class A and Class B ordinary share if the impact is anti-dilutive. If there is a loss from continuing operations, diluted earnings per share (“EPS”) would be computed in the same manner as basic EPS is computed, even if an entity has net income after adjusting for a discontinued operation or an extraordinary item.

(v)   Segment reporting

The Company uses the management approach in determining its operating segments. The management approach considers the internal reporting used by the Company’s chief operating decision maker for making decisions about the allocation of resources to and the assessment of the performance of the segments of the Company. Management has determined that the Company has two operating segments, which is the Adult Professional Education segment and Childhood & adolescent Quality Education Services segment. The majority of the Company’s operations and customers are located in the PRC. Consequently, no geographic information is presented.

(w)   Fair value measurements

The Company applies the provisions of ASC Topic 820, Fair Value Measurements and Disclosures, for fair value measurements of financial assets and financial liabilities and for fair value measurements of non-financial items that are recognized or disclosed at fair value in the financial statements on a recurring and non-recurring basis. ASC Topic 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability. ASC Topic 820 also establishes a framework for measuring fair value and expands disclosures about fair value measurements.

2     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(w)   Fair value measurements (Continued)

ASC Topic 820 establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC Topic 820 establishes three levels of inputs that may be used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

●	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.
●	Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
●	Level 3 inputs are unobservable inputs for the asset or liability.

The level in the fair value hierarchy within which a fair value measurement in its entirety falls is based on the lowest level input that is significant to the fair value measurement in its entirety. In situations where there is little, if any, market activity for the asset or liability at the measurement date, the fair value measurement reflects management’s own judgments about the assumptions that market participants would use in pricing the asset or liability. Those judgments are developed by management based on the best information available in the circumstances.

Fair value measurements on a recurring basis

The carrying amounts of cash and cash equivalents, current time deposits, accounts receivable, loans to employees, amounts due from related parties, accounts payable, amounts due to related parties, short-term bank loans, accrued expenses and other current liabilities as of December 31, 2020 and 2021 approximate their fair value because of short maturity of these instruments.

The carrying amounts of non-current time deposits as of December 31, 2020 and 2021 approximates their fair value since the interest rates of the time deposits did not differ significantly from the market interest rates for similar types of time deposits.

Fair value measurements on a non-recurring basis

The Company measures certain financial assets, including the long-term investments at fair value on a non-recurring basis only if an impairment charge were to be recognized. The Company’s non-financial assets, such as property and equipment, intangible assets, right-of-use assets and goodwill, would be measured at fair value only if they were determined to be impaired.

2     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(x)   Recently issued accounting standards

In February 2021, the FASB issued ASU No. 2021-10, Franchisors—Government Assistance (Topic 832)—Disclosures by Business Entities about Government Assistance. The amendments in this Update require disclosures about transactions with a government that have been accounted for by analogizing to a grant or contribution accounting model to increase transparency about (1) the types of transactions, (2) the accounting for the transactions, and (3) the effect of the transactions on an entity’s financial statements. If an entity has already adopted Topic 606, the amendments in this The amendments in this Update are effective for all entities within their scope for financial statements issued for annual periods beginning after December 15, 2021. Early application of the amendments is permitted. The Company does not expect the adoption of this guidance to have a material impact on the Company’s financial statements.

Recently issued ASUs by the FASB, except for the ASU mentioned above, have no material impact on the Company’s consolidated results of operations or financial position.